Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Estimated Lives of Equipment	Depreciation of equipment is provided using the straight-line method for substantially all assets with estimated lives as follows:
Computer equipment	5 years
Vehicles	5 years
Depreciation of equipment is provided using the straight-line method for substantially all assets with estimated lives as follows:
Computer equipment	5 years
Vehicles	5 years